Operating, Selling and General (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING, SELLING AND GENERAL
Schedule of operating, selling and general

($ millions)	2017	2016

Contract services(1)	3 551	3 363

Employee costs(1)	3 290	3 412

Materials	706	705

Energy	1 178	994

Equipment rentals and leases	279	267

Travel, marketing and other	241	409

	9 245	9 150

(1)

The company incurred $7.3 billion of contract services and employee costs for the year ended December 31, 2017 (2016 – $7.2 billion), of which $6.8 billion (2016 – $6.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2016 – $0.4 billion). Employee costs include salaries, benefits and share-based compensation.